The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Interest
Interest cost capitalized	€ 2,240	€ 4,167	€ 4,963
Capitalisation rate of borrowing costs eligible for capitalisation	4.52%	2.89%	3.67%